Long-term Incentive Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Charge for the LTIP	$ 8.7	$ 0	$ 0